Administrative expenses	12 Months Ended
Dec. 31, 2023
Other administrative expenses [Member]
Other administrative expenses	Administrative expenses

	2023	2022	2021
Data processing and information technology	(779,453)	(696,092)	(513,446)
Third party services	(214,892)	(142,160)	(85,091)
Advertisement and marketing	(93,512)	(137,942)	(145,279)
Rent, condominium fee and property maintenance	(62,870)	(60,513)	(33,236)
Financial system services	(54,280)	(144,134)	(94,743)
Provisions for contingencies	(38,611)	(25,931)	(19,004)
Insurance expenses	(25,620)	(15,870)	(3,801)
Portability expenses	(8,274)	(15,768)	(25,498)
Others (a)	(183,836)	(256,074)	(244,105)
Total	(1,461,348)	(1,494,484)	(1,164,203)

(a)    Previously presented in the following lines: (i) Communications; (ii) Customer refund resources; (iii) Expenses with Serasa; (iv) Transport and travel expenses; (v) Notary and court expenses; (vi) Discounts granted; (vii) Other expenses.